Derivative Financial Instruments and Risk Management Policies - Breakdown of Derivatives and Expected Maturity Schedule (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Notional amount	€ 81,097	€ 83,706
Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	2,715	(89)
Non-current derivative financial assets	(1,940)	(2,668)
Current derivative financial assets	(352)	(712)
Non-current derivative financial liabilities	1,657	2,023
Current derivative financial liabilities	236	345
Derivative asset (liability), net	(399)	(1,012)
Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(2,829)	(3,998)
Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	457	(363)
Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	1,795	(602)
Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	3,292	4,874
No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	27	141
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	27	141
Current derivative financial liabilities	0	0
Derivative asset (liability), net	27	141
No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	141
No derivatives instruments of accounting hedges | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	27	0
Exchange rate risk | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	27	141
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	27	141
Current derivative financial liabilities	0	0
Derivative asset (liability), net	27	141
Exchange rate risk | No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	141
Exchange rate risk | No derivatives instruments of accounting hedges | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	27	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	0	0
Derivative asset (liability), net	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Fair value hedges | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Notional amount	27	141
Non-current derivative financial assets	0	0
Current derivative financial assets	0	0
Non-current derivative financial liabilities	27	141
Current derivative financial liabilities	0	0
Derivative asset (liability), net	27	141
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	141
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Exchange rate risk | Net investment hedges | No derivatives instruments of accounting hedges | Later
Disclosure of detailed information about hedges [line items]
Notional amount	27	0
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	5,098	5,242
Non-current derivative financial assets	(1,785)	(2,404)
Current derivative financial assets	(272)	(466)
Non-current derivative financial liabilities	1,224	1,317
Current derivative financial liabilities	87	78
Derivative asset (liability), net	(746)	(1,475)
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(3,225)	(2,034)
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	873	116
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	2,533	(77)
Designated as hedging instrument | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	4,917	7,237
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(5,381)	(6,506)
Non-current derivative financial assets	(334)	(211)
Current derivative financial assets	(163)	(187)
Non-current derivative financial liabilities	404	446
Current derivative financial liabilities	35	9
Derivative asset (liability), net	(58)	57
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(1,190)	(795)
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(123)	2
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	2	(123)
Designated as hedging instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(4,070)	(5,590)
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	1,392	1,117
Non-current derivative financial assets	(16)	(26)
Current derivative financial assets	0	(4)
Non-current derivative financial liabilities	83	8
Current derivative financial liabilities	35	9
Derivative asset (liability), net	102	(13)
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(1,490)	3
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(650)	0
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	3,532	1,114
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(6,773)	(7,623)
Non-current derivative financial assets	(318)	(185)
Current derivative financial assets	(163)	(183)
Non-current derivative financial liabilities	321	438
Current derivative financial liabilities	0	0
Derivative asset (liability), net	(160)	70
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	300	(798)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	527	2
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	2	(123)
Designated as hedging instrument | Interest rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(7,602)	(6,704)
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	6,332	7,978
Non-current derivative financial assets	(1,124)	(1,742)
Current derivative financial assets	(69)	(213)
Non-current derivative financial liabilities	711	711
Current derivative financial liabilities	51	68
Derivative asset (liability), net	(431)	(1,176)
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(2,115)	(1,340)
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	34
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	2,344	0
Designated as hedging instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	6,103	9,284
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	9,039	9,602
Non-current derivative financial assets	(1,124)	(1,742)
Current derivative financial assets	(38)	(57)
Non-current derivative financial liabilities	708	704
Current derivative financial liabilities	20	30
Derivative asset (liability), net	(434)	(1,065)
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	657	744
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	34
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	2,344	0
Designated as hedging instrument | Exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	6,038	8,824
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	466	1,297
Non-current derivative financial assets	0	0
Current derivative financial assets	(5)	(87)
Non-current derivative financial liabilities	3	7
Current derivative financial liabilities	20	28
Derivative asset (liability), net	18	(52)
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	401	837
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	65	460
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(3,173)	(2,921)
Non-current derivative financial assets	0	0
Current derivative financial assets	(26)	(69)
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	11	10
Derivative asset (liability), net	(15)	(59)
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(3,173)	(2,921)
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Exchange rate risk | Net investment hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	4,147	3,770
Non-current derivative financial assets	(327)	(451)
Current derivative financial assets	(40)	(66)
Non-current derivative financial liabilities	109	160
Current derivative financial liabilities	1	1
Derivative asset (liability), net	(257)	(356)
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	80	101
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	996	80
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	187	46
Designated as hedging instrument | Interest rate and exchange rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	2,884	3,543
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	3,424	3,461
Non-current derivative financial assets	(281)	(445)
Current derivative financial assets	(40)	(66)
Non-current derivative financial liabilities	35	74
Current derivative financial liabilities	1	1
Derivative asset (liability), net	(285)	(436)
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	80	101
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	996	80
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	9	46
Designated as hedging instrument | Interest rate and exchange rate risk | Cash flow hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	2,339	3,234
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	723	309
Non-current derivative financial assets	(46)	(6)
Current derivative financial assets	0	0
Non-current derivative financial liabilities	74	86
Current derivative financial liabilities	0	0
Derivative asset (liability), net	28	80
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	178	0
Designated as hedging instrument | Interest rate and exchange rate risk | Fair value hedges | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	545	309
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(2,383)	(5,331)
Non-current derivative financial assets	(155)	(264)
Current derivative financial assets	(80)	(246)
Non-current derivative financial liabilities	433	706
Current derivative financial liabilities	149	267
Derivative asset (liability), net	347	463
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	396	(1,964)
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(416)	(479)
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	(738)	(525)
Not Designated as Hedging Instrument | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(1,625)	(2,363)
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(3,176)	(5,115)
Non-current derivative financial assets	(155)	(264)
Current derivative financial assets	(54)	(59)
Non-current derivative financial liabilities	399	631
Current derivative financial liabilities	14	16
Derivative asset (liability), net	204	324
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(288)	(1,539)
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	(525)	(688)
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	(738)	(525)
Not Designated as Hedging Instrument | Interest rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	(1,625)	(2,363)
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	(123)	(1,132)
Non-current derivative financial assets	0	0
Current derivative financial assets	(14)	(179)
Non-current derivative financial liabilities	0	0
Current derivative financial liabilities	13	145
Derivative asset (liability), net	(1)	(34)
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	(123)	(1,132)
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Exchange rate risk | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments
Disclosure of detailed information about hedges [line items]
Notional amount	916	916
Non-current derivative financial assets	0	0
Current derivative financial assets	(12)	(8)
Non-current derivative financial liabilities	34	75
Current derivative financial liabilities	122	106
Derivative asset (liability), net	144	173
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments | 2024
Disclosure of detailed information about hedges [line items]
Notional amount	807	707
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	109	209
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments | 2026
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Not Designated as Hedging Instrument | Other derivatives | Derivative Instruments, Including Netting Adjustments | Later
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Loans and Other Debts | No derivatives instruments of accounting hedges
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	€ 27	€ 141